CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 245,275	$ 151,325	$ 137,401
Other comprehensive income (loss) before tax:
Foreign currency translation adjustment	(2,448)	(2,762)	(442)
Reclassification adjustment for (gains) losses included in net income (loss)	0	10,084	4,967
Adjustment of pension and postretirement benefit plans	(39,978)	(134,364)	(94,299)
Amortization of net losses	25,159	12,973	12,196
Amortization of prior service cost	(200)	(961)	(1,046)
Unrealized holding gains (losses) on securities available-for-sale arising during the period	(59,484)	54,216	83,967
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	1,707	(8,044)	(3,483)
Unrealized net gains (losses) on cash flow hedges	(13,509)	(11,678)	(6,697)
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	14,119	9,686	6,433
Other comprehensive income before tax	(74,634)	(70,850)	1,596
Income tax expense	14,314	34,263	21,652
Total other comprehensive income (loss), net of tax	(60,320)	(36,587)	23,248
Comprehensive income (loss), net of tax	$ 184,955	$ 114,738	$ 160,649